NOTE 6 - INTANGIBLE ASSETS - Amortization Expense (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Expected Amortization, Remainder of Fiscal Year	$ 81,715
Finite-Lived Intangible Asset, Expected Amortization, Year Two	163,430	$ 209,719
Finite-Lived Intangible Asset, Expected Amortization, Year Three	163,430	209,719
Finite-Lived Intangible Asset, Expected Amortization, Year Four	163,430	209,719
Finite-Lived Intangible Asset, Expected Amortization, Year Five	163,430	209,719
Finite-Lived Intangible Asset, Expected Amortization, after Year Five	533,172	545,586
Finite-Lived Intangible Assets, Net	1,300,341	1,627,010	$ 1,582,870	$ 1,237,096
[custom:FiniteLivedIntangibleAssetsAccumulatedAmortizationTotal-0]	1,268,607	1,594,181
Finite-Lived Intangible Assets, Amortization Expense, Next Rolling 12 Months		209,719
Finite-Lived Patents, Gross	153,722	151,860	111,256	75,658
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Expected Amortization, Remainder of Fiscal Year	3,781
Finite-Lived Intangible Asset, Expected Amortization, Year Two	7,562	7,593
Finite-Lived Intangible Asset, Expected Amortization, Year Three	7,562	7,593
Finite-Lived Intangible Asset, Expected Amortization, Year Four	7,562	7,593
Finite-Lived Intangible Asset, Expected Amortization, Year Five	7,562	7,593
Finite-Lived Intangible Asset, Expected Amortization, after Year Five	117,204	113,895
Finite-Lived Intangible Assets, Net	151,233	151,860	111,256	75,658
Finite-Lived Intangible Assets, Amortization Expense, Next Rolling 12 Months		7,593
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Expected Amortization, Remainder of Fiscal Year	76,790
Finite-Lived Intangible Asset, Expected Amortization, Year Two	153,580	199,838
Finite-Lived Intangible Asset, Expected Amortization, Year Three	153,580	199,838
Finite-Lived Intangible Asset, Expected Amortization, Year Four	153,580	199,838
Finite-Lived Intangible Asset, Expected Amortization, Year Five	153,580	199,838
Finite-Lived Intangible Asset, Expected Amortization, after Year Five	383,951	399,674
Finite-Lived Intangible Assets, Net	1,075,061	1,398,864	1,408,539	1,161,438
[custom:FiniteLivedIntangibleAssetsAccumulatedAmortizationTotal-0]	1,075,061	1,398,864
Finite-Lived Intangible Assets, Amortization Expense, Next Rolling 12 Months		199,838
Acquisition-related Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Expected Amortization, Remainder of Fiscal Year	1,144
Finite-Lived Intangible Asset, Expected Amortization, Year Two	2,288	2,288
Finite-Lived Intangible Asset, Expected Amortization, Year Three	2,288	2,288
Finite-Lived Intangible Asset, Expected Amortization, Year Four	2,288	2,288
Finite-Lived Intangible Asset, Expected Amortization, Year Five	2,288	2,288
Finite-Lived Intangible Asset, Expected Amortization, after Year Five	32,017	32,017
Finite-Lived Intangible Assets, Net	42,313	43,457	$ 45,745
[custom:FiniteLivedIntangibleAssetsAccumulatedAmortizationTotal-0]	$ 42,313	43,457
Finite-Lived Intangible Assets, Amortization Expense, Next Rolling 12 Months		$ 2,288